                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:          / /  (a)

         or fiscal year ending:      12/31/97     (b)

Is this a transition report? (Y/N)    N

Is this an amendment to a previous filing? (Y/N)    N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name:      NYLIAC MFA SEPARATE ACCOUNT-I

         B. File Number:          811-03831

         C. Telephone Number:     (212) 576-7000

2.       A. Street:               51 MADISON AVENUE

         B. City: NEW YORK        C. State: NY     D. Zip Code: 10010   Zip Ext:

         E. Foreign Country:                                Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)    N

4.       Is this the last filing on this form by Registrant? (Y/N)     N

5.       Is Registrant a small business investment company (SBIC)? (Y/N)    N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)? (Y/N)                 Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A. Is Registrant a series or multiple portfolio company?(Y/N)      Y
         [If answer is "N" (No), go to item 8.]
         B. How many separate series or portfolios did Registrant have at
            the end of the period?                                          3

                                                         If filing more than one
                                                         Page 47, "X" box [ ]

For period ending 12/31/97

File number 811-03831

UNIT INVESTMENT TRUSTS

111.  A. [/] Depositor Name: ___________________________________________________

      B. [/] File Number (If any): ______________

      C. [/] City: ___________________State: _____ Zip Code: _____ Zip Ext.:____

         [/]Foreign Country: ______________________ Foreign Postal Code: _______


111.  A. [/] Depositor Name: ___________________________________________________

      B. [/] File Number (If any): ______________

      C. [/] City: ___________________State: _____ Zip Code: _____ Zip Ext.:____

         [/]Foreign Country: ______________________ Foreign Postal Code: _______


112.  A. [/] Sponsor Name: _____________________________________________________

      B. [/] File Number (If any): ______________

      C. [/] City: ___________________State: _____ Zip Code: _____ Zip Ext.:____

         [/]Foreign Country: ______________________ Foreign Postal Code: _______

112.  A. [/] Sponsor Name: _____________________________________________________

      B. [/] File Number (If any): ______________

      C. [/] City: ___________________State: _____ Zip Code: _____ Zip Ext.:____

         [/]Foreign Country: ______________________ Foreign Postal Code: _______

                                                         If filing more than one
                                                         Page 48, "X" box: [ ]
For period ending 12/31/97

File number 811-03831


113.  A. [/] Trustee Name: _____________________________________________________

      B. [/] City: ___________________State: _____ Zip Code: _____ Zip Ext.:____

         [/]Foreign Country: ______________________ Foreign Postal Code: _______

113.  A. [/] Trustee Name: _____________________________________________________

      B. [/] City: ___________________State: _____ Zip Code: _____ Zip Ext.:____

         [/]Foreign Country: ______________________ Foreign Postal Code: _______


114.  A. [/] Principal Underwriter Name: _______________________________________

      B. [/] File Number: 8- ______________

      C. [/] City: ___________________State: _____ Zip Code: _____ Zip Ext.:____

         [/]Foreign Country: ______________________ Foreign Postal Code: _______

114.  A. [/] Principal Underwriter Name: _______________________________________

      B. [/] File Number: 8- ______________

      C. [/] City: ___________________State: _____ Zip Code: _____ Zip Ext.:____

         [/]Foreign Country: ______________________ Foreign Postal Code: _______


115.  A. [/] Independent Public Accountant Name: _______________________________

      B. [/] City: ___________________State: _____ Zip Code: _____ Zip Ext.:____

         [/]Foreign Country: ______________________ Foreign Postal Code: _______

115.  A. [/] Independent Public Accountant Name: _______________________________

      B. [/] City: ___________________State: _____ Zip Code: _____ Zip Ext.:____

         [/]Foreign Country: ______________________ Foreign Postal Code: _______

                                                         If filing more than one
                                                         Page 49, "X" box: [ ]
For period ending 12/31/97

File number 811-03831


116. Family of investment companies information:

       A. [/] Is Registrant part of a family of investment companies?
              (Y/N) _____________________                               _______
                                                                          Y/N
       B. [/] Identify the family in 10 letters:_______________________________
                (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.   A. [/] Is Registrant a separate account of an insurance company?
              (Y/N) _____________________                               _______
                                                                          Y/N
       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

       B. [/] Variable annuity contracts? (Y/N) _______________________ ________
                                                                           Y/N
       C. [/] Scheduled premium variable life contracts? (Y/N) ________ ________
                                                                           Y/N
       D. [/] Flexible premium variable life contracts? (Y/N) _________ ________
                                                                           Y/N
       E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N) ____________________________________ ________
                                                                           Y/N
118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933_______ ________

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period _______

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $____

121. [/] State the number of series for which a current prospectus was in existence at the end of the period __________________________ ________

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
                           ______________________                        ______

                                                         If filing more than one
                                                         Page 50, "X" box: [ ]
For period ending 12/31/97

File number 811-03831


123. [/] State the total value of the additional units considered
         in answering item 122 ($000's omitted) ________________   $ ________

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted) ______________________________________   $ ________

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal underwriter during the current period solely from the sale of units
         of all series of Registrant ($000's omitted) __________   $ ________

126.     Of the amount shown in item 125, state the total dollar
         amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
         portfolio of a subsequent series.) ($000's omitted) ___   $ _________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                 Number of     Total Assets   Total Income
                                                 Series        ($000's        Distributions
                                                 Investing     omitted)       ($000's omitted)
                                                 ---------     ------------   ---------------

A. U.S. Treasury direct issue                                  $              $
                                                 ----------    -----------    -----------

B. U.S. Government agency                                      $              $
                                                 ----------    -----------    -----------

C. State and municipal tax-free                                $              $
                                                 ----------    -----------    -----------

D. Public utility debt                                         $              $
                                                 ----------    -----------    -----------

E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                                 $              $
                                                 ----------    -----------    -----------

F. All other corporate intermed. & long-
   term debt                                                   $              $
                                                 ----------    -----------    -----------

G. All other corporate short-term debt                         $              $
                                                 ----------    -----------    -----------

H. Equity securities of brokers or dealers
   or parents of brokers or dealers                            $              $
                                                 ----------    -----------    -----------

I. Investment company equity securities                   1    $   416,140    $
                                                 ----------    -----------    -----------


J. All other equity securities                                 $              $
                                                 ----------    -----------    -----------

K. Other securities                                            $              $
                                                 ----------    -----------    -----------

L. Total assets of all series of registrant               1    $   416,140    $
                                                 ----------    -----------    -----------

                                                         If filing more than one
                                                         Page 51, "X" box: [ ]

For period ending 12/31/97

File number 811-03831


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
         (Y/N) _________________________________________                _______
               [If answer is "N" (No), go to item 131.]                    Y/N


129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
         current period? (Y/N) _________________________                _______
         [If answer is "N" (No), go to item 131.]                          Y/N


130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
         insurance or guarantees? (Y/N) _________                       _______
                                                                           Y/N
131.     Total expenses incurred by all series of Registrant during the current
         reporting period ($000's omitted) __________                    $6,377


132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-______   811-______    811-______   811-______    811-______

         811-______   811-______    811-______   811-______    811-______

         811-______   811-______    811-______   811-______    811-______

         811-______   811-______    811-______   811-______    811-______

         811-______   811-______    811-______   811-______    811-______

         811-______   811-______    811-______   811-______    811-______

         811-______   811-______    811-______   811-______    811-______

         811-______   811-______    811-______   811-______    811-______

         811-______   811-______    811-______   811-______    811-______

                                 SIGNATURE PAGE

For period ending 12/31/97

File number 811-03831



         This report is signed on behalf of the Registrant, NYLIAC MFA Separate Account -- I, in the City of New York, in the State of New York, on the 20th day of February, 1998.


                                  NYLIAC MFA Separate Account -- I


                                  By:  /s/ John A. Cullen
                                     -------------------------------------------
                                         John A. Cullen
                                         Vice President and Assistant Controller








Witness:


   /s/ Mindy Schwartzapfel
-----------------------------
     Mindy Schwartzapfel
     Director - Accounting